Profit Before Income Tax - Summary of Capitalized Borrowing Costs (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories related to real estate business [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.20%	4.20%	4.35%
Inventories related to real estate business [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	4.35%	4.75%	4.85%
Property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	0.48%	0.49%	0.96%
Property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	1.08%	3.47%	4.03%